Restructuring (Tables)	12 Months Ended
Feb. 28, 2017
Resource Alignment Program
Restructuring Cost and Reserve
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s RAP liability for fiscal 2017 and fiscal 2016:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Other Charges(1)	Total
Charges incurred	$73	$41	$16	$6	$136
Cash payments made	(61)	(15)	(16)	(6)	(98)
Balance as at February 29, 2016	12	26	—	—	38
Charges incurred	15	16	—	31	62
Cash payments made	(18)	(15)	—	(31)	(64)
Balance as at February 28, 2017	$9	$27	$—	$—	$36

Schedule of Company's Cost Optimization Charge
The RAP charges included employee termination benefits, facilities and manufacturing network simplification costs as well as integration costs related to the transition and alignment of facilities and systems to the Company’s focus on its enterprise software business. Total charges, including non-cash charges incurred in fiscal 2017 and fiscal 2016, were as follows:

	For the year ended
	February 28, 2017	February 29, 2016
Cost of sales	$25	$44
Research and development	4	47
Selling, marketing and administration	235	253
Total RAP charges	$264	$344

Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2017 and fiscal 2016:

	Employee Termination Benefits	Facilities Costs and Foreign Exchange	Manufacturing Costs and Foreign Exchange	Total
Balance as at February 28, 2015	$3	$30	$2	$35
Charges incurred (recovered)	—	12	(2)	10
Cash payments made	(3)	(26)	—	(29)
Balance as at February 29, 2016	—	16	—	16
Charges recovered	—	(7)	—	(7)
Cash payments made	—	(6)	—	(6)
Balance as at February 28, 2017	$—	$3	$—	$3

Schedule of Company's Cost Optimization Charge
The CORE program charges (recoveries), including non-cash charges incurred in fiscal 2017, fiscal 2016 and fiscal 2015, were as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Cost of sales	$—	$—	$23
Research and development	—	2	70
Selling, marketing and administration	(7)	9	229
Total CORE program charges (recoveries)	$(7)	$11	$322